Goodwill, License Cost and Other Intangible Assets - Summary of Changes in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 10,223	$ 9,046
Foreign currency adjustment	(534)	1,177
Balance at the end of the year	$ 9,689	$ 10,223